Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in plan liabilities
Balances – Beginning of the year	$ 21,750	$ 29,412
Current service cost (residual value)	120	142
Interest cost	807	295
Actuarial loss (gain) arising from changes in financial assumptions	(1,213)	5,915
Benefits paid	(815)	(752)
Impact of foreign exchange rate changes	645	(1,432)
Balances – End of the year	23,720	21,750
Change in plan assets
Balances – Beginning of the year	10,591	11,927
Interest income from plan assets	396	120
Employer contributions	36	45
Employee contributions	13	10
Benefits paid	(266)	(247)
Remeasurement of plan assets	15	(641)
Impact of foreign exchange rate changes	318	(623)
Balances – End of the year	11,103	10,591
Net liability of the unfunded plans	11,682	10,787
Net liability of the funded plans	935	372
Net amount recognized as Employee future benefits	12,617	11,159
Amounts recognized:
In net loss	520	295
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss	(1,195)	5,262
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the year	21,657
Current service cost (residual value)	123
Interest cost	803
Actuarial loss (gain) arising from changes in financial assumptions	(1,210)
Benefits paid	(814)
Impact of foreign exchange rate changes	643
Balances – End of the year	23,622	21,657
Change in plan assets
Balances – Beginning of the year	10,591
Interest income from plan assets	396
Employer contributions	36
Employee contributions	13
Benefits paid	(266)
Remeasurement of plan assets	15
Impact of foreign exchange rate changes	318
Balances – End of the year	11,103	10,591
Net liability of the unfunded plans	11,584
Net liability of the funded plans	935
Net amount recognized as Employee future benefits	12,519
Amounts recognized:
In net loss	517
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss	(1,195)
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the year	93
Current service cost (residual value)	(3)
Interest cost	4
Actuarial loss (gain) arising from changes in financial assumptions	(3)
Benefits paid	(1)
Impact of foreign exchange rate changes	2
Balances – End of the year	98	93
Change in plan assets
Balances – Beginning of the year
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Impact of foreign exchange rate changes
Balances – End of the year
Net liability of the unfunded plans	98
Net liability of the funded plans
Net amount recognized as Employee future benefits	98
Amounts recognized:
In net loss	3
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss